Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Line Items]
Subsequent Events

18.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 9, 2022, the date the consolidated financial statements were issued.

In January 2022, the Company entered into a new office lease agreement for office space in Tokyo, Japan. The lease commenced on January 1, 2022 and will expire on December 31, 2023.

Archimedes Tech Spac Partners Co [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

On January 10, 2022, the Company filed a registration statement on Form S-4 (the “Form S-4”) with respect to the merger between the Company and SoundHound Inc.

On February 14, 2022, the Company filed Amendment No. 1 to the Form S-4 to address comments the Company received from the SEC on February 9, 2022.